CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 7) (iTV, Convertible Bond, USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 03, 2012
CASH, CASH EQUIVALENTS AND INVESTMENTS
Principal amount of consideration received	$ 3.0
Interest rate of debt securities (as a percent)	6.50%
Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Price per share of qualified financing as a percentage of per share price used to determine conversion of debt securities	85.00%